INCOME TAXES (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Expected federal income tax benefit					$ (1,471,700)	$ (1,529,500)
Stock expense					357,000	15,300
Stock option and warrant expense					121,300	123,100
Other					70,700	224,900
Change in valuation allowance					922,700	1,166,200
Income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0